Bank Borrowings (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Bank Borrowings (Details) [Line Items]
Bank borrowings	$ 13,405,816	$ 15,813,022
Carrying amount	4,004,549	3,081,883
Interest expenses	684,358	403,862
Restricted cash		$ 598,402
Borrowings rates [Member]
Bank Borrowings (Details) [Line Items]
Average bank borrowings rates	5.69%	2.73%